Leases (Details) - Schedule of Lease Transactions - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Transactions [Abstract]
Finance expenses for lease liabilities		$ 12	$ 10
Expenses short-term leases	[1]	116	101
Cash flow used in lease transactions		$ 81	$ 59

[1]	The Company has expenses in respect of the lease of offices for a period shorter than 12 months. The Company applied to this lease the exemption made available in the standard and recognized the lease costs on a straight-line basis over the lease term.